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Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John M. Ford

direct dial: 215.981.4009

fordj@pepperlaw.com

December 1, 2017

Division of Investment Management U.S. Securities and Exchange Commission 100 F. Street, N.E. Washington, D.C. 20549

Re:	Equinox Funds Trust (the “Trust”)
1940 Act File No. 811-22447
1933 Act File No. 333-168569

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of making certain changes, that may be deemed to be material, relating to the utilization of a sub-adviser to the Fund.

Please direct any questions concerning this letter to the undersigned at 215.981.4009.

                                         Very truly yours,

                                         /s/ John M. Ford

                                         John M. Ford

cc:	Robert J. Enck, President of Equinox Funds Trust
John P. Falco, Esq.

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